Investment in Direct Financing Leases (Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases [Abstract]
2019	¥ 451,650
2020	329,089
2021	218,344
2022	131,853
2023	72,389
Thereafter	97,038
Total	¥ 1,300,363